Non-financial assets and liabilities - Additional information, Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense for leases	$ 500	$ 400	$ 400
Payments associated with lease liabilities	2,800	2,200	3,900
Short term leases expense	0	0
Depreciation, right-of-use assets	2,340	2,139
Depreciation capitalized into inventory	$ 400	0	0
Lonza Bioscience Singapore Pte Ltd | Manufacturing service agreement
Disclosure of quantitative information about right-of-use assets [line items]
Non-cancellable term of lease and non lease components	2 years
Minimum financial commitment of the lease component	$ 3,600
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	1,263	1,318	1,600
Manufacturing, excluding capitalised to inventory
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 700	$ 800	$ 1,200